Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities:
Property, plant and equipment	$ 1,139	$ 979
Goodwill	22,655	26,617
Other intangible assets	11,801	6,700
Other	4,139	1,441
Total deferred tax liabilities recognized	39,734	35,737
Deferred tax assets:
Operating loss and tax credits carryforwards	24,962	22,705
Property, plant and equipment	4,062	3,121
Accrued expenses and payments on account	24,433	28,904
Stock compensation	5,786	13,062
Deferred compensation expense	2,548	3,327
Other	740	15
Total deferred tax assets	62,531	71,134
Valuation allowance for deferred tax assets	(22,439)	(20,337)	$ (17,200)
Deferred tax assets recognized	40,092	50,797
Overall net deferred tax asset	$ 358	$ 15,060